Income taxes - Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income taxes
Expense for the year	$ 25.1	$ 35.5
Adjustment in respect of prior years	(5.6)	5.4
Current income tax expense	19.5	40.9
Origination and reversal of temporary differences in the current year	15.7	15.3
Impact of U.S. Tax Reform	7.1
Impact of changes in tax rate	(0.9)	(0.8)
Change in (reversal of) unrecognized deductible temporary differences	0.1	(4.4)
Adjustments in respect of prior years	0.6	(4.3)
Other	(0.8)	(1.0)
Deferred income tax expenses	21.8	4.8
Total income tax expense	$ 41.3	$ 45.7